Average Annual Total Returns{- Consumer Discretionary Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Consumer Discretionary Portfolio	Consumer Discretionary Portfolio-Default Return Before Taxes Past 1 year	Consumer Discretionary Portfolio-Default Return Before Taxes Past 5 years	Consumer Discretionary Portfolio-Default Return Before Taxes Past 10 years	Consumer Discretionary Portfolio-Default After Taxes on Distributions Past 1 year	Consumer Discretionary Portfolio-Default After Taxes on Distributions Past 5 years	Consumer Discretionary Portfolio-Default After Taxes on Distributions Past 10 years	Consumer Discretionary Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Consumer Discretionary Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Consumer Discretionary Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1505 Past 1 year	F1505 Past 5 years	F1505 Past 10 years
Total	19.15%	19.96%	17.80%	16.63%	18.84%	16.40%	12.97%	16.07%	14.64%	28.71%	18.47%	16.55%	24.99%	23.63%	20.48%